Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value of $0.0001 per share, issuable pursuant to the Registrant's 2021 Omnibus Equity Incentive Plan
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	4.92
Maximum Aggregate Offering Price	$ 34,440,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,083.34
Offering Note	This Registration Statement covers, in addition to the number of shares Class A common stock, par value $0.0001 per share (the ''Common Stock'') of indie Semiconductor, Inc., a Delaware corporation (the ''Company'' or the ''Registrant'') stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the ''Securities Act''), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the indie Semiconductor, Inc. 2021 Omnibus Equity Incentive Plan (the ''2021 Plan''), as a result of one or more adjustments under each of the 2021 Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions transactions effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Stock Market on August 6, 2024, in accordance with Rule 457(c) of the Securities Act. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $4.92, which is the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Stock Market on August 6, 2024.